Inventories	3 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	207	189
Gold on hand (doré/bullion)	64	94
Ore stockpiles	475	454
Uranium oxide and sulfuric acid	25	24
Supplies	305	296
	1,076	1,057
Less: Materials on the leach pad(1)	(103)	(98)
	973	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	404	393
Ore stockpiles	31	31
	435	424
Less: Materials on the leach pad(1)	(404)	(393)
	31	31
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.